Share capital	12 Months Ended
Dec. 31, 2025
Aegon Ltd. [member]
Disclosure Of Changes In Share Capital [line items]
Share capital
13 Share capital
For the detailed breakdown of the issued and outstanding capital, common shares, and common shares B, including movement and weighted average number of shares, reference is made to note
25.1 Share capital – par value
to the consolidated financial statements of the Group.
Short-term and long-term incentive plans
For detailed information on the short-term and long-term incentive plans, see note
13 Other operating expenses
in the consolidated financial statements of the Group.
Board remuneration
Detailed information on remuneration of active and retired members of the Board of Directors, including their share plans, along with information about shares held in Aegon by the members of the Boards, is included in note
44 Related party transactions
in the consolidated financial statements of the Group and in the
Remuneration Report
.